AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 98.1%
Common Stocks
Australia — 6.7%
APA Group	31,831	$ 246,474
Atlas Arteria Ltd.	52,809	278,862
Cleanaway Waste Management Ltd.	167,758	222,259
Transurban Group	32,734	324,484
		1,072,079
Brazil — 4.0%
Light SA	31,281	144,173
Neoenergia SA	49,532	244,742
Rumo SA*	42,569	251,626
		640,541
Canada — 4.3%
Enbridge, Inc.	6,764	237,405
Pembina Pipeline Corp.	7,807	289,406
TC Energy Corp.	3,208	166,108
		692,919
China — 0.9%
Guangdong Investment Ltd.	70,950	139,059
Denmark — 0.6%
Orsted A/S, 144A	988	91,920
France — 6.8%
Eiffage SA	3,909	405,232
Getlink SE	11,316	169,790
Vinci SA	4,751	511,518
		1,086,540
Germany — 4.1%
RWE AG	21,137	661,320
India — 0.5%
NTPC Ltd.	45,544	75,621
Italy — 6.7%
Atlantia SpA	16,693	403,936
Enav SpA, 144A	50,939	287,766
Enel SpA	51,760	386,884
		1,078,586
Mexico — 0.5%
CFE Capital S de RL de CV, REIT	66,088	78,834
New Zealand — 0.6%
Auckland International Airport Ltd.	15,575	89,115
Spain — 8.8%
Cellnex Telecom SA, 144A*	10,572	437,065
Ferrovial SA	19,474	562,624
Iberdrola SA	40,123	417,232
		1,416,921
United Kingdom — 1.6%
National Grid PLC	16,327	177,128
SSE PLC	5,160	78,997
		256,125
	Shares	Value
Common Stocks (continued)
United States — 52.0%
Alliant Energy Corp.	4,462	$ 240,636
American Electric Power Co., Inc.	5,142	481,754
American Tower Corp., REIT	1,384	306,044
Aqua America, Inc.	11,372	509,807
Cheniere Energy, Inc.*	5,316	335,227
Crown Castle International Corp., REIT	1,123	156,108
Dominion Energy, Inc.	3,053	247,415
Edison International	6,434	485,252
Equinix, Inc., REIT	676	389,917
Eversource Energy(a)	3,028	258,803
Exelon Corp.	8,513	411,263
FirstEnergy Corp.	13,283	640,639
Kinder Morgan, Inc.	12,263	252,741
NextEra Energy, Inc.	3,552	827,581
Norfolk Southern Corp.	1,843	331,113
ONEOK, Inc.	4,673	344,353
Sempra Energy	3,136	462,905
Targa Resources Corp.	3,738	150,156
Union Pacific Corp.	2,439	395,069
Waste Connections, Inc.	4,308	396,336
Waste Management, Inc.	2,511	288,765
Williams Cos., Inc. (The)(a)	17,238	414,746
		8,326,630

Total Long-Term Investments (cost $13,499,622)		15,706,210
Short-Term Investments — 6.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	339,109	339,109
PGIM Institutional Money Market Fund (cost $649,009; includes $648,058 of cash collateral for securities on loan)(b)(w)	648,944	649,009

Total Short-Term Investments (cost $988,118)		988,118

TOTAL INVESTMENTS—104.3% (cost $14,487,740)		16,694,328

Liabilities in excess of other assets — (4.3)%		(691,930)

Net Assets — 100.0%		$ 16,002,398

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $631,494; cash collateral of $648,058 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
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AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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